INCOME TAXES - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Effective income tax rate reconciliation
Statutory federal income tax rate	21.00%	21.00%	21.00%
State and local taxes (net of federal benefits)	3.40%	3.90%	3.80%
Effect of noncontrolling owned interest in earnings of partnerships		(0.10%)	(0.10%)
Tax credits, including foreign tax credit	(0.90%)	(1.30%)	(1.60%)
Change in uncertain tax positions reserve	(0.10%)	(0.10%)	0.10%
Other permanent differences	0.60%	0.50%	0.60%
Other, net	1.50%	0.30%	(0.70%)
Impact of Tax Act and reduction of corporate tax rate			(0.10%)
Effective income tax rate	25.50%	24.20%	23.00%